Performance Management - Independent Franchise Partners US Equity Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show the performance of the Fund and provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance to a primary benchmark, the S&P 500 Index, that reflects a broad-based securities market index. The Fund’s previous primary performance benchmark, the Russell 1000 Value Benchmark (Total Return) Index, which reflects the narrower market in which the Fund invests, continues to be shown as a secondary benchmark. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Return does not reflect redemption fee and would be lower if it did. Updated performance information is available at no cost by calling 855-223-0437 (toll free) or 312-557-7902.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show the performance of the Fund and provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance to a primary benchmark, the S&P 500 Index, that reflects a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Return does not reflect redemption fee and would be lower if it did.
Bar Chart [Heading]	Annual Total Return year ended December 31
Bar Chart Closing [Text Block]
Best Quarter:	6/30/2020	20.13%
Worst Quarter:	3/31/2020	-16.94%

Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

The before and after-tax returns shown below reflect the application of the redemption fee.

Performance Table Does Reflect Sales Loads	The before and after-tax returns shown below reflect the application of the redemption fee.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
Performance Table Closing [Text Block]

After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

The Fund’s primary broad-based benchmark for performance comparison purposes is the S&P 500 Index. The S&P 500 Index is a capitalization-weighted index of 500 US stocks. The benchmark is designed to measure the return of the broad domestic US economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund’s secondary performance benchmark for comparison purposes is the Russell 1000 Value Benchmark (Total Return) Index (the “Index”). The Index is a total return index that reflects the market segment in which the Fund invests. The table reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and administration fees, are not reflected in the Index calculations. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual return of the Index would be lower.

Source for index data is S&P® and Russell®. The S&P 500 index (“Index”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Independent Franchise Partners, LLP. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Frank Russell Company. Please refer to Note 2 of the U.S. Franchise Equity Strategy Composite Performance Returns table later in this document for full disclosures.

Performance Availability Phone [Text]	855-223-0437 (toll free) or 312-557-7902
Independent Franchise Partners US Equity Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return	4.18%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020